Note 16 - Income Taxes - Deductible Temporary Differences (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 111,716	$ 102,937
Non-capital losses [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	93,602	85,611
Excess of tax value of exploration and evaluation assets over book values [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	7,171	13,040
Financing fees [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	3,453	934
Other deductible temporary differences for which no deferred tax assets have been recognized [member]
Statement Line Items [Line Items]
Deductible temporary differences for which no deferred tax assets have been recognized	$ 7,490	$ 3,352